Business Acquisitions - Schedule of Preliminary Allocation of Purchase Consideration (Details) CAD in Millions, $ in Billions			12 Months Ended
	Oct. 14, 2016 USD ($)	Oct. 14, 2016 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Oct. 31, 2016	Dec. 31, 2014 CAD
Business Combination, Consideration Transferred [Abstract]
Share consideration			CAD 4,684	CAD 0
Fair value assigned to net assets:
Goodwill (Note 12)			CAD 12,364	CAD 4,173		CAD 3,732
ITC
Business Combination, Consideration Transferred [Abstract]
Share consideration	$ 3.5	CAD 4,684
Cash consideration	3.5	4,658
Total consideration	$ 7.0	9,342
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Purchase consideration for 80.1% of ITC common shares		7,721
19.9% minority shareholder investment and shareholder note (Notes 14 and 21)		1,621
Total consideration		9,342
Fair value assigned to net assets:
Current assets		319
Long-term regulatory assets		319
Utility capital assets		8,345
Intangible assets		392
Other long-term assets		71
Current liabilities		(625)
Assumed short-term borrowings		(311)
Assumed long-term debt (including current portion)		(5,989)
Long-term regulatory liabilities		(327)
Deferred income taxes		(926)
Other long-term liabilities		(166)
Fair value of net assets acquired, excluding cash and cash equivalents		1,102
Cash and cash equivalents		134
Fair value of net assets acquired		1,236
Goodwill (Note 12)		CAD 8,106
ITC
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest [Abstract]
Controlling ownership interest (percent)		80.10%			80.10%
Noncontrolling ownership (percent)		19.90%			19.90%